Equity-Accounted Investees - Movement in the investments in equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Movement in the investments in equity-accounted investees
Balance at 1 January	€ 421,763	[1]	€ 1,497,959	[1]	€ 1,542,558
Acquisitions	40,250		20,342		4,534
Transfers	(370,541)		(1,089,856)		(129,459)
Share of profit / (losses)	8,540		62,818		101,996
Share of other comprehensive income / translation differences	(18,466)		(62,191)		(30,771)
Collected dividends	(6,724)		(6,891)		(10,717)
Impairment losses	(5,826)
Uncollected dividends			(418)
Others					19,818
Balance at 31 December	68,996		421,763	[1]	1,497,959	[1]
Profit of equity accounted investees with similar activity to that of the Group	36,804		63,740	[1]	103,478	[1]
Previously stated
Movement in the investments in equity-accounted investees
Balance at 1 January	534,970		1,955,177
Balance at 31 December			534,970		1,955,177
Profit of equity accounted investees with similar activity to that of the Group			63,740		103,478
Increase (decrease) due to corrections of prior period errors
Movement in the investments in equity-accounted investees
Share of other comprehensive income / translation differences			124,000		61,000
Total equity accounted investees with similar activity to that of the Group
Movement in the investments in equity-accounted investees
Balance at 1 January	418,922		1,494,372		1,537,489
Acquisitions	40,250		20,342		4,534
Transfers	(367,700)		(1,089,856)		(129,459)
Share of profit / (losses)	8,540		63,740		103,478
Share of other comprehensive income / translation differences	(18,466)		(62,367)		(30,771)
Collected dividends	(6,724)		(6,891)		(10,717)
Impairment losses	(5,826)
Uncollected dividends			(418)
Others					19,818
Balance at 31 December	68,996		418,922		1,494,372
Access Biologicals, LLC.
Movement in the investments in equity-accounted investees
Balance at 1 January					53,264
Transfers					(129,459)
Share of profit / (losses)					76,895
Share of other comprehensive income / translation differences					3,028
Collected dividends					(3,728)
Shanghai RAAS Blood Products Co., Ltd.
Movement in the investments in equity-accounted investees
Balance at 1 January	361,394		1,453,210		1,452,378
Transfers	(367,700)		(1,089,856)
Share of profit / (losses)	12,595		61,979		26,680
Share of other comprehensive income / translation differences	435		(57,048)		(18,859)
Collected dividends	(6,724)		(6,891)		(6,989)
Balance at 31 December			361,394		1,453,210
Gains (losses) on sales of investments accounted for using equity method	34,090
Shanghai RAAS Blood Products Co., Ltd. | Increase (decrease) due to corrections of prior period errors
Movement in the investments in equity-accounted investees
Balance at 1 January	(113,207)		(457,218)
Balance at 31 December			(113,207)		(457,218)
Grifols Egypt Plasma Derivatives [Member]
Movement in the investments in equity-accounted investees
Balance at 1 January	46,263		36,111		31,847
Acquisitions	40,250		20,342
Share of profit / (losses)	333		(1,025)		865
Share of other comprehensive income / translation differences	(23,783)		(9,165)		(16,419)
Others					19,818
Balance at 31 December	63,063		46,263		36,111
BioDarour P.J.S. Co.
Movement in the investments in equity-accounted investees
Balance at 1 January	11,265		5,051
Acquisitions					4,534
Share of profit / (losses)	(4,388)		2,786		(962)
Share of other comprehensive income / translation differences	4,882		3,846		1,479
Impairment losses	(5,826)
Uncollected dividends			(418)
Balance at 31 December	5,933		11,265		5,051
Total of the rest of equity accounted investees
Movement in the investments in equity-accounted investees
Balance at 1 January	2,841		3,587		5,069
Transfers	(2,841)
Share of profit / (losses)			(922)		(1,482)
Share of other comprehensive income / translation differences			176
Balance at 31 December			2,841		3,587
Albajuna Therapeutics, S.L
Movement in the investments in equity-accounted investees
Balance at 1 January			622		1,910
Share of profit / (losses)			(798)		(1,288)
Share of other comprehensive income / translation differences			176
Balance at 31 December					622
Mecwins, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January	2,841		2,965		3,159
Transfers	€ (2,841)
Share of profit / (losses)			(124)		(194)
Balance at 31 December			€ 2,841		€ 2,965

[1]	Restated figures (Note 2.d)